Operating Segments (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended January 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)		Total
Net interest income (3)	$2,647	$2,169	$232	$319	$(194)		$5,173
Non-interest income (4)(5)	765	861	1,347	1,275	(49)		4,199
Total revenues	3,412	3,030	1,579	1,594	(243)		9,372
Provision for credit losses	538	602	4	18	–		1,162
Depreciation and amortization	136	130	47	64	26		403
Other non-interest expenses	1,475	1,423	975	827	1,388	(6)	6,088
Provision for income taxes	350	189	144	168	(125)		726
Net income	$913	$686	$409	$517	$(1,532)		$993
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$(191)		$(154)
Net income attributable to equity holders of the Bank	$913	$651	$407	$517	$(1,341)		$1,147
Average assets ($ billions)	$460	$229	$37	$511	$224		$1,461
Average liabilities ($ billions)	$386	$174	$43	$511	$262		$1,376
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $0 to arrive at the amounts reported in the Consolidated Statement of Income.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $ 35 , and Other – $ 54 .
(6)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama.

	For the three months ended October 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other (3)	Total
Net interest income (4)	$2,635	$2,147	$207	$280	$(346)	$4,923
Non-interest income (5)(6)	684	712	1,259	992	(44)	3,603
Total revenues	3,319	2,859	1,466	1,272	(390)	8,526
Provision for credit losses	450	556	5	19	–	1,030
Depreciation and amortization (7)	133	141	45	66	116	501
Other non-interest expenses	1,445	1,350	904	741	355	4,795
Provision for income taxes	357	168	130	99	(243)	511
Net income	$934	$644	$382	$347	$(618)	$1,689
Net income attributable to non-controlling interests in subsidiaries	$–	$44	$2	$–	$1	$47
Net income attributable to equity holders of the Bank	$934	$600	$380	$347	$(619)	$1,642
Average assets ($ billions)	$457	$224	$36	$486	$216	$1,419
Average liabilities ($ billions)	$385	$171	$41	$478	$260	$1,335
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $2 to arrive at the amounts reported in the Consolidated Statement of Income.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(2); International Banking – $36 , and Other – $7.
(7)	Includes impairment charge of software intangible assets of $97 in the Other segment.

	For the three months ended January 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other (3)	Total
Net interest income (4)	$2,491	$2,240	$185	$270	$(413)	$4,773
Non-interest income (5)(6)	734	834	1,139	1,023	(70)	3,660
Total revenues	3,225	3,074	1,324	1,293	(483)	8,433
Provision for credit losses	378	574	5	5	–	962
Depreciation and amortization	147	143	47	62	22	421
Other non-interest expenses	1,352	1,439	827	719	(19)	4,318
Provision for income taxes	375	183	112	119	(256)	533
Net income	$973	$735	$333	$388	$(230)	$2,199
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$3	$–	$–	$25
Net income attributable to equity holders of the Bank	$973	$713	$330	$388	$(230)	$2,174
Average assets ($ billions)	$445	$235	$35	$505	$203	$1,423
Average liabilities ($ billions)	$393	$183	$41	$476	$251	$1,344
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $34, and Other – $12.